Collaboration Revenue - Summary of Collaboration Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	$ 15,753	$ 12,998
Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	15,753	12,998
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Janssen [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	1,232	4,862
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Ultragenyx [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	6,794	5,639
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – Takeda [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	1,137	1,403
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner – CureVac [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	4,427
Research Collaboration and Exclusive License Agreement [Member] | Other Collaboration [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue	$ 2,163	$ 1,094